SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounting for Contracts (Details)	12 Months Ended
	Dec. 29, 2017 USD ($) segment	Dec. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)
Accounting for Contracts
Number of reportable segments | segment	2
Costs of contract revenue
Payroll taxes, bonuses and employee benefit costs for all Company personnel	$ 36,534,000	$ 31,084,000	$ 25,741,000
Facilities costs	4,624,000	4,085,000	$ 4,246,000
Revenue of the entity recorded in which it acts solely in the capacity of an agent	0
Costs recorded for costs to the entity in which it acts solely in the capacity of an agent	0
Accounts receivable
Costs of contract revenue
Retained accounts receivable	8,600,000	5,200,000
Cost of Sales
Costs of contract revenue
Payroll taxes, bonuses and employee benefit costs for all Company personnel	0	0
Facilities costs	$ 0	$ 0